Acquired Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 2,337	$ 2,140	$ 486
Impairment of intangible assets	3,595	3,833
Fair Value, Inputs, Level 3
Acquired Intangible Assets [Line Items]
Estimated future cash flow, Discount rate	25.00%
Software license
Acquired Intangible Assets [Line Items]
Impairment of intangible assets	3,445	2,076
Customer base
Acquired Intangible Assets [Line Items]
Impairment of intangible assets		287
Trade name and domain name
Acquired Intangible Assets [Line Items]
Impairment of intangible assets	$ 150	$ 1,470